Restricted cash - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Restricted cash
Restricted cash	¥ 18,137	$ 2,555	¥ 4,050